CONVERTIBLE NOTES - Sabby / L1 Convertible Note - Summary of Convertible Notes Prepayment (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Extinguishment of Debt [Line Items]
Aggregate	$ 2,000,000
April 3, 2023
Extinguishment of Debt [Line Items]
Aggregate	333,333
April 13, 2023
Extinguishment of Debt [Line Items]
Aggregate	333,333
May 18, 2023
Extinguishment of Debt [Line Items]
Aggregate	666,667
June 19, 2023
Extinguishment of Debt [Line Items]
Aggregate	$ 666,667